UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Leylegian Investment Management, Inc.
Address:  601 Gateway Boulevard
          Suite 700
          South San Francisco, CA 94080

13F File Number:  28-2288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     George A. Leylegian
Title:    President and C.E.O.
Phone:    650-615-9500
Signature, Place, and Date of Signing:

   George A. Leylegian   So. San Francisco, Calif.   July 1, 1999

Report Type (Check only one.):

[ X ]       13F HOLDINGS REPORT.

[   ]       13F NOTICE.

[   ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                      FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  46

Form 13F Information Table Value Total:  $253,061


List of Other Included Managers:

 No.  13F File Number     Name

 01
 02
 03
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
                                                    FORM 13F INFORMATION TABLE

                                                 VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER       VOTING AUTHORITY
     NAME OF ISSUER     TITLE OF CLASS   CUSIP  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS   SOLE   SHARED   NONE
----------------------  --------------- ------- -------- -------  --- ---- ------- ---------- ------ -------- ------

AFLAC                   COM           001055102   5660   118225   SH       SOLE               118225
ALZA                    COM           022615108   7424   145925   SH       SOLE               145925
AMERICAN HOME PRODUCTS  COM           026609107   3916    68250   SH       SOLE                68250
BP AMOCO ADS            COM           055622104   4171    38442   SH       SOLE                38442
BMC SOFTWARE            COM           055921100   3779    69975   SH       SOLE                69975
BAKER HUGHES            COM           057224107   7494   223700   SH       SOLE               223700
BORDERS GROUP           COM           099709107   2544   160900   SH       SOLE               160900
BRISTOL-MYERS SQUIBB    COM           110122108   7745   109950   SH       SOLE               109950
BURLINGTON NORTHERN SAN COM           12189T104   2861    92275   SH       SOLE                92275
CBS                     COM           12490K107   4877   111950   SH       SOLE               111950
CABLETRON SYSTEMS       COM           126920107   7235   556500   SH       SOLE               556500
CAMPBELL SOUP           COM           134429109   7261   156575   SH       SOLE               156575
CHEVRON                 COM           166751107   4321    45450   SH       SOLE                45450
COLGATE-PALMOLIVE       COM           194162103   7789    79075   SH       SOLE                79075
COMPUTER ASSOCIATES     COM           204912109  10275   187674   SH       SOLE               187674
CYPRESS SEMICONDUCTOR   COM           232806109   8193   478400   SH       SOLE               478400
DIAMOND OFFSHORE DR     COM           25271C102   3807   134175   SH       SOLE               134175
FEDERAL HOME LOAN MORTG COM           313400301   5332    91925   SH       SOLE                91925
FIRST DATA              COM           319963104   7359   150367   SH       SOLE               150367
FRANKLIN RESOURCES      COM           354613101   3306    81375   SH       SOLE                81375
GENERAL ELECTRIC        COM           369604103   6459    57160   SH       SOLE                57160
GROUPO TELEVISA         COM           40049J206   8895   198500   SH       SOLE               198500
GRUPO ELECTRA           COM           40050A102   2850   485100   SH       SOLE               485100
HEWLETT-PACKARD         COM           428236103   5864    58350   SH       SOLE                58350
HOME DEPOT              COM           437076102   6805   105600   SH       SOLE               105600
ILLINOIS TOOL WORKS     COM           452308109   7924    96925   SH       SOLE                96925
INPUT/OUTPUT            COM           457652105   3251   429800   SH       SOLE               429800
JOHNSON & JOHNSON       COM           478160104   5339    54475   SH       SOLE                54475
MBIA                    COM           55262C100   5606    86575   SH       SOLE                86575
MERCK                   COM           589331107   6610    89775   SH       SOLE                89775
MOTOROLA                COM           620076109   6256    66025   SH       SOLE                66025
NATIONAL SEMICONDUCTOR  COM           637640103   8404   332000   SH       SOLE               332000
NETWORK EQUIPMENT TECH  COM           641208103   4247   430050   SH       SOLE               430050
NEWBRIDGE NETWORKS      COM           650901101   5549   193025   SH       SOLE               193025
NOVELL                  COM           670006105   2409    90900   SH       SOLE                90900
PETROLEUM GEO SERVICES  COM           716597109   3336   224300   SH       SOLE               224300
PFIZER                  COM           717081103   6338    58150   SH       SOLE                58150
PRAXAIIR                COM           74005P104   6082   124275   SH       SOLE               124275
R&B FALCON              COM           74912E101   2329   248400   SH       SOLE               248400
SCHERING-PLOUGH         COM           806605101   4106    78200   SH       SOLE                78200
STERLING COMMERCE       COM           859205106   7175   195250   SH       SOLE               195250
SYSTEM SOFTWARE ASSOC   COM           871839106   1863  1124800   SH       SOLE              1124800

TELEFONICA DE ARGENTINA COM           879378206   1070    34100   SH       SOLE                34100
TRIBUNE                 COM           896047107   6576    75475   SH       SOLE                75475
UNUM                    COM           903192102   3978    72650   SH       SOLE                72650
PANAMERICAN BEVERAGES   COM           P74823108   8391   352350   SH       SOLE               352350